Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Operating Activities:
Net Income	$ 264,431	$ 247,350
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	175,854	167,167
Change in deferred taxes, net	(52,797)	(3,459)
(Gain) loss on sale of investments	1,043	806
Stock Option Compensation Expense	4,478	6,174
Dividend income from equity method investees	(3,797)	32,399
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(109,125)	(62,915)
Inventories, net	(93,321)	(111,648)
Prepaid expenses, other current and non-current assets	119,698	(26,831)
Accounts receivable, related parties	15,618	(18,215)
Accounts payable, related parties	12,411	41,018
Accounts payable, accrued expenses and other current and non-current liabilities	129,948	(180,308)
Income tax payable	(17,171)	20,756
Net cash provided by (used in) operating activities	447,270	112,294
Investing Activities:
Purchases of property, plant and equipment	(201,196)	(199,631)
Proceeds from sale of property, plant and equipment	3,579	2,480
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(21,896)	(137,157)
Proceeds from divestitures	10,678	2,381
Net cash (used in) provided by investing activities	(208,835)	(331,927)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	53,153	40,200
Repayments of short-term borrowings and other financial liabilities	(61,417)	(35,277)
Proceeds from short-term borrowings from related parties	20,608	72,178
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs and other hedging costs of $156,391 in 2012)	1,860	271,544
Repayments of long-term debt and capital lease obligations	(60,850)	(267,486)
Increase (decrease) of accounts receivable securitization program	(156,250)	68,000
Proceeds from exercise of stock options	16,451	5,807
Proceeds from conversion of preference shares into ordinary shares	(62,015)
Distributions to Noncontrolling interests		(52,157)
Contributions from noncontrolling interests	11,171	13,402
Cash provided by (used in) financing activities	(237,289)	116,211
Effect of exchange rate changes on cash and cash equivalents	(12,079)	(5,228)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(10,933)	(108,650)
Cash and cash equivalents at beginning of period	633,855	682,777
Cash and cash equivalents at end of period	$ 622,922	$ 574,127